SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member] - USD ($)		3 Months Ended
	Mar. 24, 2023	Mar. 31, 2023
Subsequent Event [Line Items]
Description of warrants offered a short term inducement to warrant holders	Company offered a short-term inducement to the Company’s warrant holders in which the Company will issue one share of the Company’s common stock in exchange for each two warrants returned to the Company to be cancelled. All other terms of the original grants remain the same
Total number of warrants exchanged for common stock	8,899,019
Number of shares issued for exchange of warrants	4,449,512
Debt Instrument, Convertible, If-converted Value in Excess of Principal		$ 970,200
Convertible Debt		$ 882,000
Debt conversion, description		January through March 2024 based on $1.00 for each $0.90909 paid by the previous noteholder and
Debt Conversion, Converted Instrument, Warrants or Options Issued		6,468,004
Shares Issued, Price Per Share		$ 0.25
Debt instrument conversion price per share		$ 0.15